Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2023-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2023

A.	DATES	Begin	End	# days

1	Payment Date		10/16/2023
2	Collection Period	9/1/2023	9/30/2023	30
3	Monthly Interest Period-Actual	9/15/2023	10/15/2023	31
4	Monthly Interest - Scheduled	9/15/2023	10/14/2023	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	88,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	232,000,000.00	229,373,187.17	-	-	10,832,047.75	218,541,139.42	0.9419877
7	Class A-2b Notes	115,500,000.00	114,192,254.82	-	-	5,392,678.95	108,799,575.87	0.9419877
8	Class A-3 Notes	272,500,000.00	272,500,000.00	-	-	-	272,500,000.00	1.0000000
9	Class A-4 Notes	61,400,000.00	61,400,000.00	-	-	-	61,400,000.00	1.0000000
10	Total Class A Notes	769,400,000.00	677,465,441.99	-	-	16,224,726.70	661,240,715.29
11	Class B Notes	35,080,000.00	35,080,000.00	-	-	-	35,080,000.00	1.0000000

12	Total Notes	$804,480,000.00	712,545,441.99	$0.00	$0.00	$16,224,726.70	696,320,715.29

	Overcollateralization
13	Exchange Note	56,126,240.16	51,592,609.34				50,619,125.74
14	Series 2023-A Notes	74,831,095.83	95,738,771.08				96,712,254.68

15	Total Overcollateralization	130,957,335.99	147,331,380.42				147,331,380.42
16	Total Target Overcollateralization	$147,331,380.42	147,331,380.42				147,331,380.42

		SOFR Rate	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		5.21700%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		5.47000%	1,045,559.44	4.5067217	10,832,047.75	46.6898610	0.00
19	Class A-2b Notes	5.31328%	6.07328%	597,199.10	5.1705550	5,392,678.95	46.6898610	0.00
20	Class A-3 Notes		5.07000%	1,151,312.50	4.2250000	0.00	0.0000000	0.00
21	Class A-4 Notes		5.04000%	257,880.00	4.2000000	0.00	0.0000000	0.00
22	Total Class A Notes			3,051,951.04	3.9666637	16,224,726.70	21.0875055	0.00
23	Class B Notes		5.28000%	154,352.00	4.4000000	0.00	0.0000000	0.00

24	Totals			3,206,303.04	3.9855597	16,224,726.70	20.1679678	0.00
		Initial Balance		Beginning Balance				Ending Balance
25	Exchange Note Balance		879,311,095.83	808,284,213.07				793,032,969.97

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	11.00%	11.00%
27	Aggregate Securitization Value	935,437,335.99	843,652,095.71
28	Aggregate Base Residual Value (Not Discounted)	715,149,692.29	672,341,318.11

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	36	143,077.80
30	Turn-in Ratio on Scheduled Terminations			0.00%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	31,841	859,876,822.41
32	Depreciation/Payments		(6,402,204.38)
33	Gross Credit Losses	(27)	(773,662.18)
34	Early Terminations — Regular	(6)	(143,587.11)
35	Scheduled Terminations — Returned	(1)	(23,710.98)
36	Payoff Units & Lease Reversals	(325)	(8,881,562.05)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	31,482	843,652,095.71

World Omni Automobile Lease Securitization Trust 2023-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2023

C.	SERVICING FEE

39	Servicing Fee Due	716,564.02

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(14,724.86)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (0.50% of Initial Securitization Value)	4,677,186.68
43	Beginning Reserve Account Balance	4,677,186.68
44	Ending Reserve Account Balance	4,677,186.68

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	31,211	99.22%	835,412,604.62
46	31 - 60 Days Delinquent	186	0.59%	5,632,271.12
47	61 - 90 Days Delinquent	49	0.16%	1,542,341.13
48	91 -120 Days Delinquent	9	0.03%	267,680.80
49	121+ Days Delinquent	-	-	-

50	Total	31,455	100.00%	842,854,897.67

51	Total 61+ Delinquent as % End of Period Securitization Value				0.21%
52	Delinquency Trigger Occurred				NO

53	Prepayment Speed (1 Month)				0.90%

	Current Period Net Residual Losses/(Gains) on Scheduled and Early Termination Units	Units	Amounts

54	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	7	167,298.09
55	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(149,315.00)
56	Less: Excess Wear and Tear Received in Current Period		-
57	Less: Excess Mileage Received in Current Period		-

58	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		17,983.09

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
59	Current Period Net Residual Losses/(Gains) Ratio		0.03%
60	Prior Period Net Residual Losses/(Gains) Ratio		-0.05%
61	Second Prior Period Net Residual Losses/(Gains) Ratio		-0.02%
62	Third Prior Period Net Residual Losses/(Gains) Ratio		0.00%
63	Four Month Average		-0.01%

64	Beginning Cumulative Net Residual Losses/(Gains)		(49,305.81)
65	Current Period Net Residual Losses/(Gains)		17,983.09

66	Ending Cumulative Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(31,322.72)

67	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

	Credit Losses/(Gains):	Units	Amounts
68	Aggregate Securitization Value on charged-off units	27	773,662.18
69	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(469,203.70)

70	Current Period Net Credit Losses/(Gains)		304,458.48

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
71	Current Period Net Credit Losses/(Gains) Ratio		0.42%
72	Prior Period Net Credit Losses/(Gains) Ratio		0.82%
73	Second Prior Period Net Credit Losses/(Gains) Ratio		0.28%
74	Third Prior Period Net Credit Losses/(Gains) Ratio		0.00%
75	Four Month Average		0.38%

76	Beginning Cumulative Net Credit Losses/(Gains)		832,024.34
77	Current Period Net Credit Losses/(Gains)		304,458.48

78	Ending Cumulative Net Credit Losses/(Gains)		1,136,482.82

79	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.12%

World Omni Automobile Lease Securitization Trust 2023-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2023

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

80	Lease Payments Received	14,107,800.29
81	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	30,812.00
82	Liquidation Proceeds, Recoveries & Expenses	390,979.36
83	Insurance Proceeds	78,224.34
84	Sales Proceeds, Recoveries & Expenses - Early Terminations	118,503.00
85	Payoff Payments	10,052,118.19
86	All Other Payments Received	-

87	Collected Amounts	24,778,437.18

88	Investment Earnings on Collection Account	99,691.86

89	Total Collected Amounts - Available for Distribution	24,878,129.04

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	716,564.02
91	Interest on the Exchange Note - to the Trust Collection Account	3,556,450.54
92	Principal on the Exchange Note - to the Trust Collection Account	15,251,243.10
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	5,353,871.38
94	Remaining Funds Payable to Trust Collection Account	-

95	Total Distributions	24,878,129.04

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	24,161,565.02

97	Investment Earnings on Reserve Account	20,106.95

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	24,181,671.97

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	35,828.20
101	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
102	Class A Noteholders' Interest Distributable Amount	3,051,951.04
103	Noteholders' First Priority Principal Distributable Amount	-
104	Class B Noteholders' Interest Distributable Amount	154,352.00
105	Noteholders' Second Priority Principal Distributable Amount	-
106	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
107	Noteholders' Regular Principal Distributable Amount	16,224,726.70
108	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
109	Remaining Funds Payable to Certificate holder	4,714,814.03

110	Total Distributions	24,181,671.97

	COMPLIANCE WITH EUROPEAN UNION RISK RETENTION RULES

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Indenture), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding (i) all the limited liability company interests in World Omni Auto Leasing LLC (“WOAL”), which in turn retains the Certificates (as defined in the Indenture) issued by World Omni Automobile Lease Securitization Trust 2023-A, and (ii) the residual interest in the 2023-A Reference Pool (as defined in the Indenture), such Certificates and interest, collectively representing at least 5% of the aggregate Securitization Value of the Units in the 2023-A Reference Pool (each as defined in the Indenture). World Omni has not (and has not permitted WOAL or any of its other affiliates to hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) hedged or otherwise mitigated its credit risk under or associated with the EU Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case, to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.